Share-Based Compensation - Share Unit Plans - (Details) shares in Thousands, EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2017 EquityInstruments shares	Dec. 31, 2016 EquityInstruments shares
Performance Share Units (PSUs)
Share based compensation
Vesting period	3 years
Outstanding, beginning of year	2,413	2,465
Granted	1,570	1,683
Redeemed for cash | shares	(1,663)	(1,714)
Forfeited/expired | shares	(53)	(21)
Outstanding, end of year	2,267	2,413
Performance Share Units (PSUs) | Minimum
Share based compensation
Percentage of share price receivable at the time of vesting	0.00%
Performance Share Units (PSUs) | Maximum
Share based compensation
Percentage of share price receivable at the time of vesting	200.00%
Restricted Share Units (RSUs)
Share based compensation
Vesting period	3 years
Outstanding, beginning of year	18,158	19,104
Granted	5,009	6,194
Redeemed for cash | shares	(6,354)	(6,649)
Forfeited/expired | shares	(741)	(491)
Outstanding, end of year	16,072	18,158
Deferred Share Units (DSUs)
Share based compensation
Outstanding, beginning of year	1,218	1,072
Granted	202	186
Redeemed for cash | shares	(118)	(40)
Outstanding, end of year	1,302	1,218
Director | Deferred Share Units (DSUs)
Share based compensation
First increments of share price receivable by executives at the time of vesting	50.00%
Second increments of share price receivable by executives at the time of vesting	100.00%
Executive Officer | Deferred Share Units (DSUs)
Share based compensation
First increments of share price receivable by executives at the time of vesting	25.00%
Second increments of share price receivable by executives at the time of vesting	50.00%
Third increments of share price receivable by executives at the time of vesting	75.00%
Fourth increments of share price receivable by executives at the time of vesting	100.00%